Business combinations - Provisional Fair Values of Assets and Liabilities Arising from Acquisitions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Oct. 12, 2022	Dec. 31, 2021
Provisional fair values of assets and liabilities arising from acquisitions
- Intangible assets	£ 2,101		£ 71
- Property, plant and equipment	263		13
- Other non-current assets	143		2
Current assets	729		37
Current liabilities	(322)		(26)
Non-current liabilities	(1,893)		(14)
Net assets acquired	1,021		83
Customer lists, intangible assets	778		70
Indefinite-lived brands of intangible assets	1,292		0
Other intangibles assets	31		1
Right-of-use assets	200		2
Cash acquired	322		6
Inventory acquired	48		3
Trade and other receivables	359		28
Trade and other payables	(322)		(26)
Deferred tax relating to acquired intangibles	(445)		(8)
Debt	(749)		0
Lease liabilities	(214)		(2)
Termite damage claims provisions	(335)		0
Other provisions	(140)		£ (2)
Reduction in fair value of current assets	(6)
Increase in fair value of acquired intangibles	2
Increase in goodwill	4
Terminix Global Holdings, Inc
Provisional fair values of assets and liabilities arising from acquisitions
- Intangible assets	2,027	£ 2,027
- Property, plant and equipment	249
- Other non-current assets	143
Current assets	701
Current liabilities	(311)
Non-current liabilities	(1,875)
Net assets acquired	934
Customer lists, intangible assets		708
Indefinite-lived brands of intangible assets		1,292
Cash acquired	313
Trade and other receivables		£ 319
Individually immaterial acquisitions
Provisional fair values of assets and liabilities arising from acquisitions
- Intangible assets	74
- Property, plant and equipment	14
Current assets	28
Current liabilities	(11)
Non-current liabilities	(18)
Net assets acquired	87
Cash acquired	£ 9